Segment Reporting (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 58,114	$ 124,131	$ 150,582
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues	7,611	11,018	22,926
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues	7,302	5,889	7,821
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 2,904	$ 26,808	$ 3,733